VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2N
WINDSOR, CT 06095-4774

PETER M. SCAVONGELLI

ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

PHONE:  (860) 580-1631  |  EMAIL:  PETER.SCAVONGELLI@VOYA.COM

May 3, 2022

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B

Prospectus Title:  Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

File Nos.:  033-75996* and 811-02512

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•      The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•      The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 25, 2022.

If you have any questions regarding this submission, please call the undersigned at 860-580-1631.

Sincerely,

/s/ Peter M. Scavongelli

Peter M. Scavongelli

PLAN | INVEST | PROTECT	Voya Logo

*   Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement Nos. 002-52448 and 033-88722 and the individual deferred compensation contracts covered by Registration Statement No. 033-76000.